Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Operating Segments
The relevant segment reporting as of the indicated dates is as follows:

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.24
Net Income from interest	4,098,346,047	980,723,750	48,406,373	(1,122,542)	23,458,990	5,149,812,618
Net fee Income	625,600,646	465,648,303	—	9,017,470	(8,401,872)	1,091,864,547
Net Income from Financial Instruments measured at fair value through Profit or Loss	615,209,804	107,187,647	24,402,583	125,110,234	(4,949,358)	866,960,910
Income from Derecognition of Assets Measured at Amortized Cost	177,696,357	27,638,513	—	—	—	205,334,870
Exchange rate Differences on Foreign Currency	141,859,694	3,011,398	5,486,244	4,484,987	—	154,842,323
Other Operating Income	204,887,219	111,937,427	18,559,887	169,922,256	(16,888,254)	488,418,535
Insurance Business Result	—	—	1,142,761	—	14,886,594	16,029,355
Impairment Charge	(508,665,890)	(354,059,699)	(122,840)	48,993	—	(862,799,436)
Personnel Expenses	(810,888,389)	(171,347,355)	(18,863,308)	(30,379,754)	—	(1,031,478,806)
Administrative Expenses	(523,332,478)	(196,257,679)	(6,402,080)	(29,093,668)	1,059,513	(754,026,392)
Depreciation Expenses	(156,595,062)	(29,316,937)	(281,755)	(1,873,735)	—	(188,067,489)
Other Operating Expenses	(825,674,278)	(263,419,759)	(118,143,100)	(52,816,697)	47,261	(1,260,006,573)
Loss on net monetary position	(1,972,790,608)	(364,590,391)	19,753,841	(67,264,307)	—	(2,384,891,465)
Operating Income	1,065,653,062	317,155,218	(26,061,394)	126,033,237	9,212,874	1,491,992,997
Share of profit from Associates and Joint Ventures	668,785,101	—	—	50,445,078	—	719,230,179
Income before Taxes from Continuing Operations	1,734,438,163	317,155,218	(26,061,394)	176,478,315	9,212,874	2,211,223,176
Income Tax from Continuing Operations	(449,076,292)	(89,600,049)	176,691	(48,113,964)	—	(586,613,614)
Net Income from Continuing Operations	1,285,361,871	227,555,169	(25,884,703)	128,364,351	9,212,874	1,624,609,562
Net Income for the Year	1,285,361,871	227,555,169	(25,884,703)	128,364,351	9,212,874	1,624,609,562
Other Comprehensive Income (Loss)	14,950,289	(433,927)	552,096	(427,116)	—	14,641,342
Total Comprehensive Income Attributable to Parent company´s owners	1,300,322,262	227,121,242	(25,206,634)	127,937,235	9,212,874	1,639,386,979
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(10,102)	—	(125,973)	—	—	(136,075)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
Net Income from interest	3,183,580,468	567,510,963	17,641,358	(523,548)	(5,937,931)	3,762,271,310
Net fee Income	634,363,687	405,580,444	—	8,592,962	(21,932,207)	1,026,604,886
Net Income from Financial Instruments measured at fair value through Profit or Loss	254,406,328	210,881,387	(25,293,252)	145,779,888	10,675,304	596,449,655
Income from Derecognition of Assets Measured at Amortized Cost	92,217,350	(538,889)	—	15,359	—	91,693,820
Exchange rate Differences on Foreign Currency	1,159,858,719	10,745,228	118,552,884	44,804,584	—	1,333,961,415
Other Operating Income	607,184,737	85,485,614	26,036,634	128,955,612	(16,325,987)	831,336,610
Insurance Business Result	—	—	46,263,229	—	32,878,689	79,141,918
Impairment Charge	(273,838,471)	(141,401,919)	2,578	—	—	(415,237,812)
Personnel Expenses	(547,795,208)	(169,148,481)	(27,727,540)	(20,680,122)	—	(765,351,351)
Administrative Expenses	(445,472,178)	(167,090,794)	(14,922,481)	(17,203,254)	1,797,353	(642,891,354)
Depreciation Expenses	(152,696,232)	(26,518,495)	(2,636,604)	(1,676,780)	—	(183,528,111)
Other Operating Expenses	(893,682,457)	(228,695,671)	(77,408,491)	(31,814,906)	3,663	(1,231,597,862)
Loss on net monetary position	(2,665,086,462)	(490,135,833)	(42,373,755)	(109,159,016)	—	(3,306,755,066)
Operating Income	953,040,281	56,673,554	18,134,560	147,090,779	1,158,884	1,176,098,058
Share of profit from Associates and Joint Ventures	(4,239,137)	—	10,619,586	—	—	6,380,449
Income before Taxes from Continuing Operations	948,801,144	56,673,554	28,754,146	147,090,779	1,158,884	1,182,478,507
Income Tax from Continuing Operations	(338,127,643)	(26,781,840)	(3,982,527)	(79,353,688)	—	(448,245,698)
Net Income from Continuing Operations	610,673,501	29,891,714	24,771,619	67,737,091	1,158,884	734,232,809
Net Income for the Year	610,673,501	29,891,714	24,771,619	67,737,091	1,158,884	734,232,809
Other Comprehensive Income (Loss)	—	1,030,238	432,222	1,896,916	—	3,359,376
Total Comprehensive Income Attributable to Parent company´s owners	610,673,501	30,921,952	25,209,319	69,634,007	1,158,884	737,597,663
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	—	—	(5,478)	—	—	(5,478)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
Net Income from interest	523,638,369	456,666,063	64,979,451	3,212,630	(14,233,562)	1,034,262,951
Net fee Income	557,326,164	381,814,663	—	158,541	(20,170,416)	919,128,952
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,172,501,553	90,709,333	(43,876,575)	58,196,614	15,313,393	2,292,844,318
Income from Derecognition of Assets Measured at Amortized Cost	4,164,256	(112,854)	—	—	—	4,051,402
Exchange rate Differences on Foreign Currency	131,213,697	(886,435)	30,658	6,106,415	—	136,464,335
Other Operating Income	336,877,909	77,949,482	11,317,578	91,724,438	(17,484,333)	500,385,074
Insurance Business Result	—	—	53,655,172	—	33,613,683	87,268,855
Impairment Charge	(239,780,771)	(115,823,295)	8,158	—	—	(355,595,908)
Personnel Expenses	(453,280,282)	(165,652,070)	(25,116,817)	(13,003,368)	—	(657,052,537)
Administrative Expenses	(429,770,904)	(151,808,733)	(12,859,462)	(17,569,181)	3,591,858	(608,416,422)
Depreciation Expenses	(150,548,349)	(34,008,213)	(3,795,223)	(692,218)	—	(189,044,003)
Other Operating Expenses	(621,047,523)	(229,751,495)	(159,612)	(12,147,681)	110,481	(862,995,830)
Loss on net monetary position	(1,506,965,773)	(282,129,933)	(13,208,382)	(51,551,591)	—	(1,853,855,679)
Operating Income	324,328,346	26,966,513	30,974,946	64,434,599	741,104	447,445,508
Share of profit from Associates and Joint Ventures	(2,992,233)	—	—	—	—	(2,992,233)
Income before Taxes from Continuing Operations	321,336,113	26,966,513	30,974,946	64,434,599	741,104	444,453,275
Income Tax from Continuing Operations	(42,640,102)	(13,258,116)	(14,589,724)	(44,581,616)	—	(115,069,558)
Net Income from Continuing Operations	278,696,011	13,708,397	16,385,222	19,852,983	741,104	329,383,717
Net Income for the Year	278,696,011	13,708,397	16,385,222	19,852,983	741,104	329,383,717
Other Comprehensive Income (Loss)	(7,656,870)	(95)	(123,841)	1,267,160	—	(6,513,646)
Total Comprehensive Income Attributable to Parent company´s owners	271,039,141	13,708,302	16,261,320	21,120,143	741,104	322,870,010
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	—	—	61	—	—	61

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.24
ASSETS
Cash and Due from Banks	6,588,047,395	66,070,133	9,762,362	235,674,513	(154,714,235)	6,744,840,168
Debt Securities at fair value through profit or loss	1,023,365,014	—	424,083,629	71,691,661	(10,491,190)	1,508,649,114
Derivative Financial Instruments	5,626,911	—	—	—	(1,465,596)	4,161,315
Repurchase Transactions	40,785,490	—	—	—	(40,785,490)	—
Other Financial Assets	613,563,759	853,041,161	154,260,395	123,177,581	(7,662,886)	1,736,380,010
Loans and Other Financing	11,036,306,147	3,464,446,144	(33,515,671)	20,141,309	(99,286,008)	14,388,091,921
Other Debt Securities	4,154,827,523	250,448,473	75,429,394	95,318,797	(95,318,797)	4,480,705,390
Financial Assets Pledged as Collateral	1,238,749,890	225,337,389	—	20,328,796	—	1,484,416,075
Current Income Tax Assets	—	—	209,238	—	—	209,238
Investments in Equity Instruments	31,425,453	—	2,488,994	8,172,384	—	42,086,831
Equity Investments in Associates and Joint Ventures	4,087,764	—	—	—	—	4,087,764
Property, Plant and Equipment	917,500,761	69,005,503	6,365,263	2,649,290	—	995,520,817
Intangible Assets	265,095,514	17,735,154	18,067,228	3,588,354	—	304,486,250
Deferred Income Tax Assets	222,318,224	77,804,312	96,188,791	11,708,459	—	408,019,786
Insurance Contract Assets	—	—	34,243,987	—	—	34,243,987
Reinsurance Contract Assets	—	—	54,457,819	—	—	54,457,819
Other Non-financial Assets	237,904,273	20,944,849	7,369,255	46,878,795	148	313,097,320
Non-current Assets Held for Sale	14,525,567	—	—	—	—	14,525,567
TOTAL ASSETS	26,394,129,685	5,044,833,118	849,410,684	639,329,939	(409,724,054)	32,517,979,372
LIABILITIES
Deposits	17,378,047,938	1,418,238,049	—	—	(161,955,162)	18,634,330,825
Liabilities at Fair Value Through Profit or Loss	—	—	—	12,116,753	(3,111,231)	9,005,522
Derivative Financial Instruments	4,797,852	4,340,000	—	—	(1,465,597)	7,672,255
Repurchase Transactions	389,701,262	40,785,342	—	—	(40,785,342)	389,701,262
Other Financial Liabilities	1,419,475,588	1,919,065,188	37,313	225,502,602	(1,269,095)	3,562,811,596
Financing Received from the Argentine Central Bank and Other Financial Institutions	82,391,477	454,185,521	—	13	(94,796,845)	441,780,166
Debt Securities	683,302,271	252,899,710	—	83,795,437	(10,491,190)	1,009,506,228
Current Income Tax Liabilities	81,579,588	44,504,186	6,933,578	27,781,304	—	160,798,656
Subordinated Debt Securities	361,432,919	—	—	—	(95,318,797)	266,114,122
Provisions	413,788,805	1,626,599	(22,434,183)	3,612,264	—	396,593,485
Deferred Income Tax Liabilities	114,278,817	—	14,305,416	8,574,418	—	137,158,651
Insurance Contracts Liabilities	—	—	666,187,711	—	(45,529)	666,142,182
Other Non-financial Liabilities	524,396,579	123,537,008	62,954,127	62,217,894	(485,266)	772,620,342
TOTAL LIABILITIES	21,453,193,096	4,259,181,603	727,983,962	423,600,685	(409,724,054)	26,454,235,292

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
ASSETS
Cash and Due from Banks	4,188,667,935	42,463,054	9,812,240	177,067,961	(71,700,003)	4,346,311,187
Debt Securities at fair value through profit or loss	1,007,305,189	137,984,315	150,303,337	39,269,897	(30,905,319)	1,303,957,419
Derivative Financial Instruments	76,804,426	14,111,085	—	3,321	(14,069,425)	76,849,407
Repurchase Transactions	2,364,736,275	230,018,939	—	—	(46,560,943)	2,548,194,271
Other Financial Assets	267,276,125	14,216,182	33,720,018	94,130,942	(21,498,546)	387,844,721
Loans and Other Financing	4,859,705,420	1,982,953,390	—	9,458,631	(143,459,601)	6,708,657,840
Other Debt Securities	3,901,910,148	258,000,246	34,945,161	—	—	4,194,855,555
Financial Assets Pledged as Collateral	841,194,576	69,430,612	—	29,149,430	—	939,774,618
Current Income Tax Assets	—	—	4,235,799	219,399	—	4,455,198
Investments in Equity Instruments	15,019,739	—	247,151	5,720,118	—	20,987,008
Equity Investments in Associates and Joint Ventures	5,771,514	—	—	—	—	5,771,514
Property, Plant and Equipment	687,117,868	70,979,889	13,996,002	1,531,474	—	773,625,233
Intangible Assets	223,991,532	19,123,690	21,567,486	4,505,401	—	269,188,109
Deferred Income Tax Assets	284,442,441	63,976,804	61,195,643	3,599,236	—	413,214,124
Insurance Contract Assets	—	—	21,388,018	—	—	21,388,018
Reinsurance Contract Assets	—	—	62,315,290	—	—	62,315,290
Other Non-financial Assets	122,268,878	15,485,744	5,223,132	26,327,648	(17)	169,305,385
Non-current Assets Held for Sale	163,149	—	—	—	—	163,149
TOTAL ASSETS	18,846,375,215	2,918,743,950	418,949,277	390,983,458	(328,193,854)	22,246,858,046
LIABILITIES
Deposits	12,074,934,919	447,706,526	—	13,432	(93,186,228)	12,429,468,649
Liabilities at Fair Value Through Profit or Loss	107,760,501	—	—	—	—	107,760,501
Derivative Financial Instruments	40,720,964	—	—	—	(14,069,425)	26,651,539
Repurchase transactions	50,839,676	46,560,943	—	—	(46,560,943)	50,839,676
Other Financial Liabilities	1,450,529,836	1,162,565,179	—	176,299,550	(16,546,497)	2,772,848,068
Financing Received from the Argentine Central Bank and Other Financial Institutions	94,764,542	330,220,974	—	1,192,788	(125,384,238)	300,794,066
Debt Securities	33,833,286	194,237,871	—	—	(26,170,493)	201,900,664
Current Income Tax Liabilities	514,149,428	21,659,160	19,466,723	37,913,997	—	593,189,308
Subordinated Debt Securities	452,484,920	—	—	—	(4,734,826)	447,750,094
Provisions	37,680,533	4,725,061	1,772,256	219,674	—	44,397,524
Deferred Income Tax Liabilities	—	—	28,205,468	9,588,142	—	37,793,610
Insurance Contracts Liabilities	—	—	230,186,289	—	(8,976)	230,177,313
Reinsurance Contracts Liabilities	—	—	4,711,617	—	—	4,711,617
Other Non-financial Liabilities	410,764,436	110,455,888	60,767,478	25,296,136	(1,532,228)	605,751,710
TOTAL LIABILITIES	15,268,463,041	2,318,131,602	345,109,831	250,523,719	(328,193,854)	17,854,034,339
The information by geographic segments as of the indicated dates is presented below:

	Argentina	Uruguay	Adjustments	Total as of 12.31.24
Net Income from interest	5,126,353,628	—	23,458,990	5,149,812,618
Net fee Income	1,103,793,075	(3,526,656)	(8,401,872)	1,091,864,547
Net Income from Financial Instruments measured at fair value through Profit or Loss	868,316,086	3,594,182	(4,949,358)	866,960,910
Income from Derecognition of Assets Measured at Amortized Cost	205,334,870	—	—	205,334,870
Exchange rate Differences on Foreign Currency	154,496,339	345,984	—	154,842,323
Other Operating Income	502,921,074	2,385,715	(16,888,254)	488,418,535
Insurance Business Result	1,142,761	—	14,886,594	16,029,355
Impairment Charge	(862,799,436)	—	—	(862,799,436)
Personnel Expenses	(1,030,261,991)	(1,216,815)	—	(1,031,478,806)
Administrative Expenses	(754,199,232)	(886,673)	1,059,513	(754,026,392)
Depreciation Expenses	(187,977,455)	(90,034)	—	(188,067,489)
Other Operating Expenses	(1,260,053,834)	—	47,261	(1,260,006,573)
Loss on net monetary position	(2,384,445,707)	(445,758)	—	(2,384,891,465)
Operating Income	1,482,620,178	159,945	9,212,874	1,491,992,997
Share of profit from Associates and Joint Ventures	719,230,179	—	—	719,230,179
Income before Taxes from Continuing Operations	2,201,850,357	159,945	9,212,874	2,211,223,176
Income Tax from Continuing Operations	(586,613,614)	—	—	(586,613,614)
Net Income from Continuing Operations	1,615,236,743	159,945	9,212,874	1,624,609,562
Net Income for the Year	1,615,236,743	159,945	9,212,874	1,624,609,562
Other Comprehensive Income (Loss)	14,817,273	(175,931)	—	14,641,342
Total Comprehensive Income Attributable to Parent company´s owners	1,630,190,091	(15,986)	9,212,874	1,639,386,979
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(136,075)	—	—	(136,075)

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
Net Income from interest	3,768,209,241	—	(5,937,931)	3,762,271,310
Net fee Income	1,049,742,504	(1,205,411)	(21,932,207)	1,026,604,886
Net Income from Financial Instruments measured at fair value through Profit or Loss	584,935,051	839,300	10,675,304	596,449,655
Income from Derecognition of Assets Measured at Amortized Cost	91,693,820	—	—	91,693,820
Exchange rate Differences on Foreign Currency	1,333,613,657	347,758	—	1,333,961,415
Other Operating Income	847,082,359	580,238	(16,325,987)	831,336,610
Insurance Business Result	46,263,229	—	32,878,689	79,141,918
Impairment Charge	(415,237,812)	—	—	(415,237,812)
Personnel Expenses	(764,539,687)	(811,664)	—	(765,351,351)
Administrative Expenses	(643,504,010)	(1,184,697)	1,797,353	(642,891,354)
Depreciation Expenses	(183,508,477)	(19,634)	—	(183,528,111)
Other Operating Expenses	(1,231,594,929)	(6,596)	3,663	(1,231,597,862)
Loss on net monetary position	(3,305,506,451)	(1,248,615)	—	(3,306,755,066)
Operating Income	1,177,648,495	(2,709,321)	1,158,884	1,176,098,058
Share of profit from Associates and Joint Ventures	6,380,449	—	—	6,380,449
Income before Taxes from Continuing Operations	1,184,028,944	(2,709,321)	1,158,884	1,182,478,507
Income Tax from Continuing Operations	(448,245,698)	—	—	(448,245,698)
Net Income from Continuing Operations	735,783,246	(2,709,321)	1,158,884	734,232,809
Net Income for the Year	735,783,246	(2,709,321)	1,158,884	734,232,809
Other Comprehensive Income (Loss)	1,461,579	1,897,797	—	3,359,376
Total Comprehensive Income Attributable to Parent company´s owners	737,250,303	(811,524)	1,158,884	737,597,663
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(5,478)	—	—	(5,478)

	Argentina	Uruguay	Adjustments	Total as of 12.31.24
ASSETS
Cash and Due from Banks	6,898,275,244	1,279,159	(154,714,235)	6,744,840,168
Debt Securities at fair value through profit or loss	1,518,721,246	419,058	(10,491,190)	1,508,649,114
Derivative Financial Instruments	5,626,911	—	(1,465,596)	4,161,315
Repurchase Transactions	40,785,490	—	(40,785,490)	—
Other Financial Assets	1,744,042,896	—	(7,662,886)	1,736,380,010
Loans and Other Financing	14,487,322,864	55,065	(99,286,008)	14,388,091,921
Other Debt Securities	4,576,024,187	—	(95,318,797)	4,480,705,390
Financial Assets Pledged as Collateral	1,483,426,659	989,416	—	1,484,416,075
Current Income Tax Assets	209,238	—	—	209,238
Investments in Equity Instruments	42,086,831	—	—	42,086,831
Equity Investments in Associates and Joint Ventures	4,087,764	—	—	4,087,764
Property, Plant and Equipment	995,196,224	324,593	—	995,520,817
Intangible Assets	304,486,250	—	—	304,486,250
Deferred Income Tax Assets	408,019,786	—	—	408,019,786
Insurance Contract Assets	34,243,987	—	—	34,243,987
Reinsurance Contract Assets	54,457,819	—	—	54,457,819
Other Non-financial Assets	313,085,619	11,553	148	313,097,320
Non-current Assets Held for Sale	14,525,567	—	—	14,525,567
TOTAL ASSETS	32,924,624,582	3,078,844	(409,724,054)	32,517,979,372
LIABILITIES
Deposits	18,796,285,987	—	(161,955,162)	18,634,330,825
Liabilities at Fair Value Through Profit or Loss	12,116,753	—	(3,111,231)	9,005,522
Derivative Financial Instruments	9,137,852	—	(1,465,597)	7,672,255
Repurchase Transactions	430,486,604	—	(40,785,342)	389,701,262
Other Financial Liabilities	3,563,708,240	372,451	(1,269,095)	3,562,811,596
Financing Received from the Argentine Central Bank and Other Financial Institutions	536,577,011	—	(94,796,845)	441,780,166
Debt Securities	1,019,997,418	—	(10,491,190)	1,009,506,228
Current Income Tax Liabilities	160,798,656	—	—	160,798,656
Subordinated Debt Securities	361,432,919	—	(95,318,797)	266,114,122
Provisions	396,593,485	—	—	396,593,485
Deferred Income Tax Liabilities	137,158,651	—	—	137,158,651
Insurance Contracts Liabilities	666,187,711	—	(45,529)	666,142,182
Other Non-financial Liabilities	771,906,899	1,198,709	(485,266)	772,620,342
TOTAL LIABILITIES	26,862,388,186	1,571,160	(409,724,054)	26,454,235,292

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
Cash and Due from Banks	4,416,145,396	1,865,794	(71,700,003)	4,346,311,187
Debt Securities at fair value through profit or loss	1,334,862,738	—	(30,905,319)	1,303,957,419
Derivative Financial Instruments	90,915,511	3,321	(14,069,425)	76,849,407
Repurchase Transactions	2,594,755,214	—	(46,560,943)	2,548,194,271
Other Financial Assets	409,343,267	—	(21,498,546)	387,844,721
Loans and Other Financing	6,852,094,715	22,726	(143,459,601)	6,708,657,840
Other Debt Securities	4,194,855,555	—	—	4,194,855,555
Financial Assets Pledged as Collateral	938,332,944	1,441,674	—	939,774,618
Current Income Tax Assets	4,455,198	—	—	4,455,198
Investments in Equity Instruments	20,987,008	—	—	20,987,008
Equity Investments in Associates and Joint Ventures	5,771,514	—	—	5,771,514
Property, Plant and Equipment	773,042,047	583,186	—	773,625,233
Intangible Assets	269,186,312	1,797	—	269,188,109
Deferred Income Tax Assets	413,214,124	—	—	413,214,124
Insurance Contract Assets	21,388,018	—	—	21,388,018
Reinsurance Contract Assets	62,315,290	—	—	62,315,290
Other Non-financial Assets	169,283,327	22,075	(17)	169,305,385
Non-current Assets Held for Sale	163,149	—	—	163,149
TOTAL ASSETS	22,571,111,327	3,940,573	(328,193,854)	22,246,858,046
Deposits	12,522,654,877	—	(93,186,228)	12,429,468,649
Liabilities at Fair Value Through Profit or Loss	107,760,501	—	—	107,760,501
Derivative Financial Instruments	40,720,964	—	(14,069,425)	26,651,539
Repurchase Transactions	97,400,619	—	(46,560,943)	50,839,676
Other Financial Liabilities	2,788,826,452	568,113	(16,546,497)	2,772,848,068
Financing Received from the Argentine Central Bank and Other Financial Institutions	426,178,304	—	(125,384,238)	300,794,066
Debt Securities	228,071,157	—	(26,170,493)	201,900,664
Current Income Tax Liabilities	593,189,308	—	—	593,189,308
Subordinated Debt Securities	452,484,920	—	(4,734,826)	447,750,094
Provisions	44,397,524	—	—	44,397,524
Deferred Income Tax Liabilities	37,793,610	—	—	37,793,610
Insurance Contracts Liabilities	230,186,289	—	(8,976)	230,177,313
Reinsurance Contracts Liabilities	4,711,617	—	—	4,711,617
Other Non-financial Liabilities	605,438,953	1,844,985	(1,532,228)	605,751,710
TOTAL LIABILITIES	18,179,815,095	2,413,098	(328,193,854)	17,854,034,339